AST BOND PORTFOLIO 2028
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investment — 96.5%
Affiliated Mutual Fund
Fixed Income
AST Target Maturity Central Portfolio* (cost $69,056,131)	6,911,240	$73,950,267
Short-Term Investment — 2.6%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $2,029,247)	2,029,247	2,029,247

TOTAL INVESTMENTS—99.1% (cost $71,085,378)(wa)		75,979,514

Other assets in excess of liabilities(z) — 0.9%		688,648

Net Assets — 100.0%		$76,668,162

*	Non-income producing security.
(wa)	Represents investments in Funds affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
6	3 Year U.S. Treasury Notes	Dec. 2024	$1,280,391	$5,383
560	5 Year U.S. Treasury Notes	Dec. 2024	61,534,373	124,480
				129,863
Short Positions:
89	2 Year U.S. Treasury Notes	Dec. 2024	18,533,555	(43,382)
84	10 Year U.S. Treasury Notes	Dec. 2024	9,599,625	(7,536)
57	10 Year U.S. Ultra Treasury Notes	Dec. 2024	6,742,922	7,103
84	20 Year U.S. Treasury Bonds	Dec. 2024	10,431,750	45,363
51	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	6,787,781	81,040
				82,588
				$212,451
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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